Stock-Based Compensation - Additional Information (Detail) - USD ($)							1 Months Ended					3 Months Ended		12 Months Ended
	May 16, 2016	Mar. 30, 2016	Feb. 11, 2016	Sep. 30, 2015	Apr. 09, 2015	Nov. 08, 2013	Jan. 31, 2017	Sep. 13, 2016	Jun. 30, 2016	Nov. 30, 2015	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 01, 2016	Sep. 01, 2015	Dec. 31, 2014
Reserved shares of common stock for issuance																4,500,000
Stock based compensation expense												$ 48,277	$ 153,853	$ 570,991	$ 623,040
Unamortized stock-based compensation expense												$ 235,340		$ 523,381	$ 1,890,846
Expiration period												10 years		10 years
Options purchase shares were forfeited and cancelled												187,351		223,271	20,860
Options to purchase														290,000	135,430
Number of options												294,596		481,947	417,404			302,834
Shares of common stock expired and cancelled			51,823
Common stock issued				75,000	3,137,305		516,278	66,184		114,507	953
Stock-based Compensation Details Narrative
Stock based compensation expense												$ 48,277	$ 153,853	$ 570,991	$ 623,040
Unamortized stock-based compensation expense												$ 235,340		$ 523,381	$ 1,890,846
Option awards term												10 years		10 years
Options purchase shares were forfeited and cancelled												187,351		223,271	20,860
SeriesM warrants [Member]
Warrant to purchase shares of common stock					3,137,305
Warrant expiration date					Apr. 09, 2018
Common stock issued									14,501
SeriesA Common Stock Warrants [Member]
Exercise price of warrant					$ 74.96
SeriesB Common Stock Warrants [Member]
Exercise price of warrant					8.24
Series C Common Stock Warrants [Member]
Exercise price of warrant					8.00
Series D Common Stock Warrants [Member]
Exercise price of warrant					$ 12.72
Series L Common Stock Warrants [Member]
Warrant to purchase shares of common stock					60,187
SeriesN Common Stock Warrants [Member]
Warrant to purchase shares of common stock																	113,636
Stock Plan Two Thousand Ten [Member]
Increase in common stock share reserved for issuance	650,000					375,000
Common stock remained available for grant														568,807
Stock Option Plan Two Thousand Four [Member]
Reserved shares of common stock for issuance														64,152
Maximum [Member] | SeriesM warrants [Member]
Exercise price of warrant					$ 12.00
Maximum [Member] | SeriesN Common Stock Warrants [Member]
Exercise price of warrant																	$ 12.00
Maximum [Member] | Stock Plan Two Thousand Ten [Member]
Reserved shares of common stock for issuance														1,103,125
Maximum [Member] | Stock Option Plan Two Thousand Four [Member]
Reserved shares of common stock for issuance														71,875
Minimum [Member] | SeriesM warrants [Member]
Exercise price of warrant					$ 4.00
Minimum [Member] | SeriesN Common Stock Warrants [Member]
Exercise price of warrant																	$ 4.00
Employee Stock Option [Member]
Options to purchase														290,000	71,462
Exercise price, Maximum														$ 2.13	$ 3.04
Exercise price, Minimum														$ 4.13	$ 6.56
Black-Scholes option-pricing model, years															6 years 3 months
Fair value														$ 638,779	$ 406,713
Black-Scholes option-pricing model, Expected Volatility,Minimum rate														134.40%	134.18%
Black-Scholes option-pricing model,Expected Volatility Maximum rate														167.77%	144.83%
Black-Scholes option-pricing model														$ 0	$ 0
Exercise term , Years														4 years
Employee Stock Option [Member] | Stock Options Granted [Member]
Option expense														$ 564,746
Unamortized stock-based compensation expense														$ 523,381
Employee Stock Option [Member] | Maximum [Member]
Black-Scholes option-pricing model, years														10 years	10 years
Black-Scholes option-pricing model, Disclount rate,Maximum rate														1.75%	2.19%
Exercise term , Years														10 years
Employee Stock Option [Member] | Minimum [Member]
Black-Scholes option-pricing model, years														5 years 6 months 21 days	4 years
Black-Scholes option-pricing model, Disclount rate,Maximum rate														1.57%	1.95%
Exercise term , Years														3 years
Non Employee Stock Option [Member]
Black-Scholes option-pricing model, years															5 years 3 months
Options purchase shares were forfeited and cancelled														2,186
Options to purchase															63,968
Exercise price															$ 4.24
Black-Scholes option-pricing model, Disclount rate,Minimum rate															1.95%
Black-Scholes option-pricing model,Expected Volatility															107.33%
Black-Scholes option-pricing model															0.00%
Option expense														$ 6,245	$ 212,683
Unamortized stock-based compensation expense														$ 0	$ 6,245
Stock-based Compensation Details Narrative
Options purchase shares were forfeited and cancelled														2,186
Non Employee Stock Option [Member] | Expired In 10 Years [Member]
Expiration period															10 years
Number of options															44,630
Vesting percentage		50.00%
Stock-based Compensation Details Narrative
Option awards term															10 years
Non Employee Stock Option [Member] | Expired In 10 Years [Member] | Vesting Immediately [Member]
Vesting percentage															50.00%
Non Employee Stock Option [Member] | Plan Two [Member]
Exercise term , Years															10 years
Number of options															14,875
Vesting percentage															50.00%
Non Employee Stock Option [Member] | Plan Two [Member] | Vesting Immediately [Member]
Vesting percentage															50.00%
Non Employee Stock Option [Member] | Plan Three [Member]
Expiration period															10 years
Fair value															$ 214,844
Number of options															4,463
Stock-based Compensation Details Narrative
Option awards term															10 years